Acquisitions and disposals of subsidiaries	6 Months Ended
Jun. 30, 2020
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Acquisitions and disposals of subsidiaries
6.
Acquisitions and disposals of subsidiaries
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the six-month
periods ended 30 June 2020 and 30 June 2019:

Million US dollar	2020 Acquisitions	2019 Acquisitions	2020 Disposals	2019 Disposals
Non-current assets
Property, plant and equipment	3	26	—	—
Intangible assets	14	307	—	(15)
Current assets
Inventories	5	39	—	—
Trade and other receivables	3	12	—	—
Cash and cash equivalents	—	40	—	—
Non-current liabilities
Interest-bearing loans and borrowings	(1)	(4)	—	—
Trade and other payables	(24)	—	—
Deferred tax liabilities	—	(49)	—	4
Current liabilities
Interest-bearing loans and borrowings	(1)	(2)	—	—
Trade and other payables	(5)	(47)	—	—

Net identifiable assets and liabilities	(6)	322	—	(11)
Non-controlling interest	—	(62)	—	—
Goodwill on acquisitions and goodwill disposed of	73	389	—	(15)
Loss/(gain) on disposal	—	—	—	(13)
Consideration to be (paid)/received	(8)	(348)	—	—
Net cash paid on prior years acquisitions/(disposals)	145	81	—	(53)

Consideration paid/(received)	204	382	—	(92)
Cash (acquired)/disposed of	—	(40)	—	—

Net cash outflow / (inflow)	204	342	—	(92)
Net cash outflow / (inflow) on continuing operations	204	337	—	(92)
Net cash outflow / (inflow) on discontinued operations	—	5	—	—
On 1 June 2020, AB InBev completed the divestiture of CUB to Asahi – see Note 15
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
The company undertook a series of additional acquisitions and disposals during 2020 and 2019, with no significant impact in the company’s consolidated financial statements.